Document and Entity Information	Apr. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-33497
Entity Registrant Name	AMICUS THERAPEUTICS, INC.
Entity Central Index Key	0001178879
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	71-0869350
Entity Address, Address Line One	47 Hulfish Street
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08542
City Area Code	609
Local Phone Number	662-2000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false